UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Courtney R. Taylor

American Funds Mortgage Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Mortgage Fund Investment portfolio May 31, 2014 unaudited

Bonds, notes & other debt instruments 105.07%
Mortgage-backed obligations 70.76%	Principal amount	Value
Federal agency mortgage-backed obligations[1] 64.91%	(000)	(000)

Fannie Mae 3.307% 2017[2]	$ 332	$ 352
Fannie Mae 2.50% 2033	4,684	4,654
Fannie Mae 2.50% 2033	1,257	1,249
Fannie Mae 3.00% 2033	1,415	1,405
Fannie Mae 5.50% 2039	186	207
Fannie Mae 3.253% 2040[2]	1,674	1,799
Fannie Mae 3.561% 2040[2]	871	933
Fannie Mae 4.198% 2040[2]	761	811
Fannie Mae 5.00% 2040	2,461	2,683
Fannie Mae 5.00% 2040	2,047	2,230
Fannie Mae 3.437% 2041[2]	1,018	1,078
Fannie Mae 3.522% 2041[2]	312	327
Fannie Mae 3.794% 2041[2]	1,936	2,078
Fannie Mae 3.00% 2042	3,315	3,284
Fannie Mae 2.275% 2043	210	190
Fannie Mae 2.275% 2043	137	124
Fannie Mae 2.275% 2043	128	116
Fannie Mae 2.275% 2043	120	109
Fannie Mae 2.275% 2043	119	108
Fannie Mae 2.275% 2043	92	83
Fannie Mae 2.514% 2043[2]	1,035	1,044
Fannie Mae 2.525% 2043	354	336
Fannie Mae 2.525% 2043	299	284
Fannie Mae 2.525% 2043	239	227
Fannie Mae 2.525% 2043	191	182
Fannie Mae 2.525% 2043	174	165
Fannie Mae 2.525% 2043	157	149
Fannie Mae 2.525% 2043	143	136
Fannie Mae 2.525% 2043	136	129
Fannie Mae 2.525% 2043	131	125
Fannie Mae 2.525% 2043	114	108
Fannie Mae 2.525% 2043	112	106
Fannie Mae 2.525% 2043	106	101
Fannie Mae 2.525% 2043	94	89
Fannie Mae 2.525% 2043	89	85
Fannie Mae 2.525% 2043	89	85
Fannie Mae 2.525% 2043	89	85
Fannie Mae 2.525% 2043	77	73
Fannie Mae 2.525% 2043	76	73
Fannie Mae 2.525% 2043	75	71
Fannie Mae 2.525% 2043	70	66
Fannie Mae 2.775% 2043	838	797
Fannie Mae 2.775% 2043	489	464
Fannie Mae 2.775% 2043	447	425

Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Fannie Mae 2.775% 2043	$ 417	$ 396
Fannie Mae 2.775% 2043	396	376
Fannie Mae 2.775% 2043	391	371
Fannie Mae 2.775% 2043	374	355
Fannie Mae 2.775% 2043	235	223
Fannie Mae 2.775% 2043	161	153
Fannie Mae 2.775% 2043	146	138
Fannie Mae 2.775% 2043	142	135
Fannie Mae 2.775% 2043	133	127
Fannie Mae 2.775% 2043	129	123
Fannie Mae 2.775% 2043	115	109
Fannie Mae 2.775% 2043	111	105
Fannie Mae 2.775% 2043	109	104
Fannie Mae 2.775% 2043	61	58
Fannie Mae 2.775% 2043	55	52
Fannie Mae 3.025% 2043	385	382
Fannie Mae 3.025% 2043	281	278
Fannie Mae 3.025% 2043	232	230
Fannie Mae 3.025% 2043	209	207
Fannie Mae 3.025% 2043	184	182
Fannie Mae 3.025% 2043	150	148
Fannie Mae 3.025% 2043	122	121
Fannie Mae 3.025% 2043	119	118
Fannie Mae 3.025% 2043	112	111
Fannie Mae 3.025% 2043	98	97
Fannie Mae 3.025% 2043	97	96
Fannie Mae 3.025% 2043	94	94
Fannie Mae 3.025% 2043	92	91
Fannie Mae 3.025% 2043	85	84
Fannie Mae 3.025% 2043	49	48
Fannie Mae 3.275% 2043	238	236
Fannie Mae 3.275% 2043	198	196
Fannie Mae 3.275% 2043	174	172
Fannie Mae 3.275% 2043	137	136
Fannie Mae 3.275% 2043	129	128
Fannie Mae 3.275% 2043	129	128
Fannie Mae 3.275% 2043	79	78
Fannie Mae 3.275% 2043	67	66
Fannie Mae 3.275% 2043	35	35
Fannie Mae 4.00% 2043	9,783	10,354
Fannie Mae 4.00% 2043	8,640	9,208
Fannie Mae 4.00% 2043	7,800	8,306
Fannie Mae 3.50% 2044[3]	164,998	169,373
Fannie Mae 3.50% 2044[3]	19,825	20,422
Fannie Mae 4.00% 2044[3]	31,850	33,627
Fannie Mae 4.00% 2044[3]	12,875	13,639
Fannie Mae 4.50% 2044[3]	73,285	79,239
Fannie Mae 4.50% 2044[3]	48,200	51,973
Fannie Mae 3.50% 2053	2,942	2,966
Government National Mortgage Assn. 4.00% 2032	1,279	1,354
Government National Mortgage Assn. 4.00% 2032	972	1,029
Government National Mortgage Assn. 6.50% 2032	2,468	2,829
Government National Mortgage Assn. 4.25% 2034	1,429	1,524
Government National Mortgage Assn. 5.00% 2035	1,507	1,669
Bonds, notes & other debt instruments

	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Government National Mortgage Assn. 3.75% 2037	$ 908	$ 940
Government National Mortgage Assn. 6.50% 2037	346	391
Government National Mortgage Assn. 5.00% 2038	934	1,027
Government National Mortgage Assn. 6.50% 2038	820	928
Government National Mortgage Assn. 6.50% 2038	482	545
Government National Mortgage Assn. 6.50% 2038	314	355
Government National Mortgage Assn. 4.50% 2039	1,055	1,151
Government National Mortgage Assn. 6.00% 2039	11,369	12,928
Government National Mortgage Assn. 3.50% 2040[2]	8,350	8,808
Government National Mortgage Assn. 3.50% 2040	1,300	1,354
Government National Mortgage Assn. 4.50% 2040	385	409
Government National Mortgage Assn. 5.50% 2040	10,717	12,162
Government National Mortgage Assn. 3.50% 2041	1,001	1,043
Government National Mortgage Assn. 4.00% 2041	1,388	1,441
Government National Mortgage Assn. 4.50% 2041	3,980	4,347
Government National Mortgage Assn. 4.50% 2041	1,885	2,001
Government National Mortgage Assn. 4.50% 2041	1,723	1,828
Government National Mortgage Assn. 4.50% 2041	1,518	1,659
Government National Mortgage Assn. 4.50% 2041	1,460	1,595
Government National Mortgage Assn. 5.00% 2041	6,880	7,566
Government National Mortgage Assn. 5.00% 2041	3,078	3,285
Government National Mortgage Assn. 6.50% 2041	1,402	1,545
Government National Mortgage Assn. 2.75% 2042	940	911
Government National Mortgage Assn. 2.75% 2042	848	823
Government National Mortgage Assn. 2.75% 2042	541	524
Government National Mortgage Assn. 2.75% 2042	491	476
Government National Mortgage Assn. 2.75% 2042	476	461
Government National Mortgage Assn. 2.75% 2042	472	458
Government National Mortgage Assn. 2.75% 2042	78	76
Government National Mortgage Assn. 3.50% 2042	1,015	1,057
Government National Mortgage Assn. 3.50% 2042	962	1,002
Government National Mortgage Assn. 4.00% 2042	3,611	3,862
Government National Mortgage Assn. 4.00% 2042	1,485	1,559
Government National Mortgage Assn. 4.00% 2042	1,291	1,381
Government National Mortgage Assn. 4.00% 2042	972	1,039
Government National Mortgage Assn. 4.50% 2042	2,888	3,158
Government National Mortgage Assn. 3.50% 2043	1,341	1,398
Government National Mortgage Assn. 3.50% 2043	1,253	1,305
Government National Mortgage Assn. 4.00% 2043	5,892	6,301
Government National Mortgage Assn. 4.00% 2043	3,338	3,489
Government National Mortgage Assn. 4.50% 2043	12,993	14,179
Government National Mortgage Assn. 3.75% 2044	2,142	2,232
Government National Mortgage Assn. 4.25% 2044	1,462	1,562
Government National Mortgage Assn. 4.692% 2061	2,061	2,262
Government National Mortgage Assn. 4.70% 2061	2,011	2,198
Government National Mortgage Assn. 4.72% 2061	957	1,045
Government National Mortgage Assn. 4.771% 2061	1,104	1,206
Government National Mortgage Assn. 4.774% 2061	1,032	1,130
Government National Mortgage Assn. 5.110% 2061	3,795	4,241
Government National Mortgage Assn. 4.669% 2063	1,861	2,042
Government National Mortgage Assn. 6.549% 2064	1,527	1,718
Government National Mortgage Assn., Series 2012, Class H-20, 1.007% 2062[2]	9,167	9,248
Freddie Mac 5.50% 2037	576	639
Freddie Mac 5.50% 2037	110	122
Bonds, notes & other debt instruments
	Principal amount	Value

Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Freddie Mac 5.00% 2038	$ 1,548	$ 1,705
Freddie Mac 5.50% 2038	351	390
Freddie Mac 6.00% 2038	589	657
Freddie Mac 3.849% 2039[2]	946	1,010
Freddie Mac 5.50% 2039	661	733
Freddie Mac 6.00% 2039	599	670
Freddie Mac 3.10% 2040[2]	155	163
Freddie Mac 2.831% 2041[2]	222	232
Freddie Mac 3.225% 2041[2]	1,871	1,979
Freddie Mac 3.402% 2041[2]	189	200
Freddie Mac 4.00% 2041	631	669
Freddie Mac 5.00% 2041	965	1,067
Freddie Mac 2.57% 2042[2]	917	927
Freddie Mac 2.352% 2043[2]	8,606	8,599
Freddie Mac 4.00% 2043	11,701	12,440
Freddie Mac 4.00% 2043	3,088	3,283
Freddie Mac 4.00% 2043	2,437	2,585
Freddie Mac 4.00% 2043	2,314	2,460
Freddie Mac 4.00% 2043	453	481
Freddie Mac 4.00% 2043	243	257
Freddie Mac 4.00% 2043	138	146
Freddie Mac 4.50% 2044[3]	13,650	14,759
National Credit Union Administration, Series 2010-R2, Class 1A, 0.522% 2017[2]	60	61
National Credit Union Administration, Series 2011-R3, Class 1A, 0.55% 2020[2]	168	168
National Credit Union Administration, Series 2011-R2, Class 1A, 0.552% 2020[2]	226	227
National Credit Union Administration, Series 2011-R1, Class 1A, 0.602% 2020[2]	133	134
		639,438
Commercial mortgage-backed securities[1] 3.39%

ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.87% 2046[2]	3,030	3,300
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049	4,225	4,593
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.654% 2042[2]	887	992
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	3,270	3,564
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044	438	481
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.715% 2043[2]	3,907	4,235
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[2]	386	421
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038	934	1,019
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A1A, 5.704% 2038[2]	464	502
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.707% 2040[2]	579	649
Bear Stearns Commercial Mortgage Securities Inc., Series 2006-PW13, Class A1A, 5.533% 2041	787	854
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[2]	1,024	1,148
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2019[2,4]	4,000	4,000
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4]	2,390	2,426
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[2]	1,154	1,240
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4]	980	1,025
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2]	947	1,007
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	895	971
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	858	939
		33,366
Other mortgage-backed obligations[1] 2.46%

Westpac Banking Corp. 1.375% 2015[4]	500	506

Westpac Banking Corp. 2.45% 2016[4]	375	389
Westpac Banking Corp. 1.25% 2018[4]	600	598
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Other mortgage-backed obligations[1] (continued)	(000)	(000)

Westpac Banking Corp. 1.85% 2018[4]	$ 900	$ 904
Westpac Banking Corp. 1.375% 2019[4]	700	695
Sparebank 1 Boligkreditt AS 2.625% 2017[4]	400	415
Sparebank 1 Boligkreditt AS 2.30% 2018[4]	550	568
Sparebank 1 Boligkreditt AS 1.25% 2019[4]	1,000	987
Sparebank 1 Boligkreditt AS 1.75% 2020[4]	1,125	1,103
National Australia Bank 2.00% 2017[4]	500	513
National Australia Bank 1.25% 2018[4]	420	416
National Australia Bank 2.00% 2019[4]	825	830
UBS AG 1.875% 2015[4]	400	404
UBS AG 0.75% 2017[4]	700	703
UBS AG 2.25% 2017[4]	450	465
Royal Bank of Canada 1.125% 2017	750	757
Royal Bank of Canada 2.00% 2019	700	712
Swedbank AB 2.125% 2016[4]	325	335
Swedbank AB 2.95% 2016[4]	300	313
Swedbank AB 1.375% 2018[4]	700	699
Bank of Montreal 1.30% 2014[4]	550	552
Bank of Montreal 2.625% 2016[4]	650	673
Bank of Nova Scotia 1.25% 2014[4]	400	402
Bank of Nova Scotia 2.15% 2016[4]	350	361
Bank of Nova Scotia 1.75% 2017[4]	425	435
Australia & New Zealand Banking Group Ltd. 1.00% 2016[4]	500	504
Australia & New Zealand Banking Group Ltd. 2.40% 2016[4]	500	518
Barclays Bank PLC 2.50% 2015[4]	550	565
Barclays Bank PLC 2.25% 2017[4]	375	388
Commonwealth Bank of Australia 0.75% 2017[4]	500	502
Commonwealth Bank of Australia 2.25% 2017[4]	425	439
Northern Rock PLC 5.625% 2017[4]	725	818
HSBC Bank PLC 1.625% 2015[4]	700	702
DNB ASA 1.45% 2019[4]	700	701
Skandinaviska Enskilda 1.375% 2018[4]	700	696
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4]	600	604
Stadshypotek AB 1.875% 2019[4]	525	520
Credit Suisse Group AG 2.60% 2016[4]	500	520
Nordea Eiendomskreditt AS 2.125% 2017[4]	500	516
Canadian Imperial Bank of Commerce 2.75% 2016[4]	400	415
Toronto-Dominion Bank 1.625% 2016[4]	400	408
National Bank of Canada 2.20% 2016[4]	350	362
Caisse Centrale Desjardins 1.60% 2017[4]	350	357
		24,270
Total mortgage-backed obligations		697,074
U.S. Treasury bonds & notes 24.20%
U.S. Treasury 18.71%

U.S. Treasury 0.25% 2015	43,400	43,461
U.S. Treasury 2.375% 2018	10,000	10,459
U.S. Treasury 2.375% 2020	9,950	10,202
U.S. Treasury 2.25% 2021	20,000	20,292
U.S. Treasury 2.50% 2023[5]	5,000	5,045
U.S. Treasury 2.75% 2023	40,300	41,445

Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 2.50% 2024	$ 1,000	$ 1,003
U.S. Treasury 2.75% 2024	49,200	50,488
U.S. Treasury 2.875% 2043	2,100	1,924
		184,319
U.S. Treasury inflation-protected securities[6] 5.49%

U.S. Treasury Inflation-Protected Security 0.50% 2015[5]	13,082	13,290
U.S. Treasury Inflation-Protected Security 0.125% 2016	8,027	8,244
U.S. Treasury Inflation-Protected Security 2.00% 2016	8,927	9,433
U.S. Treasury Inflation-Protected Security 0.125% 2022	2,332	2,349
U.S. Treasury Inflation-Protected Security 0.125% 2023	5,343	5,332
U.S. Treasury Inflation-Protected Security 0.625% 2043	4,110	3,705
U.S. Treasury Inflation-Protected Security 1.375% 2044	10,740	11,731
		54,084
Total U.S. Treasury bonds & notes		238,403
Federal agency bonds & notes 8.75%

Freddie Mac 0.50% 2016	5,000	5,011
Freddie Mac 1.00% 2017	575	577
Freddie Mac 1.25% 2019	2,330	2,273
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[1]	354	357
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017[1]	157	161
Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018[1]	541	542
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[1]	199	204
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[1]	850	873
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[1]	350	361
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[1]	236	250
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[1]	575	572
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[1]	535	533
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[1]	475	482
Freddie Mac, Series KGRP, Class A, multifamily 0.53% 2020[1,2]	2,862	2,868
Freddie Mac, Series KF02, Class A3, multifamily 0.782% 2020[1,2]	7,324	7,353
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[1]	271	279
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020[1]	348	364
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[1]	2,408	2,513
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[1,2]	475	497
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[1]	223	236
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[1]	449	448
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[1]	425	435
Freddie Mac, Series K022, Class A1, multifamily 1.583% 2022[1]	575	568
Freddie Mac, Series K025, Class A1, multifamily 1.875% 2022[1]	607	605
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[1]	2,050	1,995
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[1]	575	562
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[1]	2,555	2,508
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[1]	2,005	1,970
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[1]	705	698
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[1]	822	857
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[1]	587	611
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[1]	733	764
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	1,275	1,255
Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023[1]	840	861
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[1]	700	720
Bonds, notes & other debt instruments

	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[1,2]	$ 1,257	$ 1,301
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,2]	7,596	7,887
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,2]	4,250	4,411
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[1,2]	600	625
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[1,2]	4,000	4,187
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[1,2]	570	600
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[1,2]	535	563
Fannie Mae 0.375% 2016	10,400	10,388
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[1]	1,155	1,156
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017[1]	549	550
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017[1]	525	529
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[1]	700	696
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[1]	425	428
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[1]	425	436
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[1,2]	690	711
Fannie Mae, Series 2014-M1, multifamily 3.39% 2023[1,2]	825	851
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[1,2]	1,630	1,702
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.477% 2024[1,2]	875	914
Federal Farm Credit Banks 0.201% 2017[2]	2,850	2,850
Federal Farm Credit Banks 0.205% 2017[2]	2,292	2,293
Tennessee Valley Authority 1.875% 2022	1,650	1,552
Federal Home Loan Bank 5.50% 2036	300	383
		86,176
Municipals 1.20%

State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[1]	1,176	1,122
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[1]	1,228	1,173
State of Connecticut, Housing Finance Authority, Housing Mortgage Finance Program
Revenue Refunding Bonds, Series 2013-B-2, 4.00% 2032	245	268
State of Connecticut, Housing Finance Authority, Housing Mortgage Finance Program Bonds,
Series 2014-A-1, 4.00% 2044	1,500	1,642
State of Kentucky, Housing Corp., Housing Revenue Bonds, Series 2013-D, 3.50% 2033	1,275	1,365
State of Missouri, Housing Development Commission, Single-family Mortgage Revenue Bonds
(Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	1,000	1,100
State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2012-A, 5.00% 2043	925	1,040
State of Washington, Housing Finance Commission, Single-family Program Bonds,
Series 2014-1-N, 3.00% 2037	600	630
State of Washington, Housing Finance Commission, Single-family Program Revenue Refunding Bonds,
Series 2013-1-N, 3.00% 2043	150	158
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Revenue Refunding Bonds,
Series 2012-B-1, Class I, AMT, 3.75% 2043	665	694
State of Iowa, Finance Authority, Single-family Mortgage Bonds (Mortgage-backed Securities Program),
Series 2013-1, 2.15% 2043[1]	714	664
State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[1]	604	584
State of Georgia, Housing and Finance Authority, Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	515	533

State of Mississippi, Home Corp., Single-family Mortgage Revenue Bonds, Series 2009-A-2, 5.00% 2039	445	482
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	315	341
		11,796
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[1] 0.16%	(000)	(000)

New Residential Advance Receivables Trust, Series 2014-T-1, Class A-1, 1.274% 2045[4]	$ 645	$ 645
New Residential Advance Receivables Trust, Series 2014-T-2, Class A-2, 2.377% 2047[4]	1,005	1,002
		1,647
Total bonds, notes & other debt instruments (cost: $1,016,325,000)		1,035,096

Short-term securities 30.70%

Federal Home Loan Bank 0.042%–0.13% due 6/6/2014–1/14/2015	54,200	54,181
Coca-Cola Co. 0.11% due 8/21–9/9/2014[4]	28,000	27,993
PepsiCo Inc. 0.06%–0.07% due 7/29–8/1/2014[4]	27,000	26,997
John Deere Financial Ltd. 0.08% due 6/2–6/30/2014[4]	26,100	26,099
Freddie Mac 0.05% due 8/26/2014	25,000	24,997
Procter & Gamble Co. 0.08% due 7/8/2014[4]	23,200	23,198
Pfizer Inc 0.10% due 6/17/2014[4]	18,600	18,600
Wal-Mart Stores, Inc. 0.09% due 7/28/2014[4]	17,500	17,498
E.I. duPont de Nemours and Co. 0.07% due 6/23/2014[4]	15,300	15,299
Abbott Laboratories 0.10% due 6/13/2014[4]	13,700	13,700
IBM Corp. 0.08% due 8/5/2014[4]	13,400	13,398
Private Export Funding Corp. 0.18%–0.19% due 11/19–12/5/2014[4]	11,000	10,990
Honeywell International Inc. 0.12% due 9/19/2014[4]	10,000	9,995
Federal Farm Credit Banks 0.12% due 12/1/2014	7,900	7,897
Chevron Corp. 0.07% due 7/21/2014[4]	5,000	4,999
Walt Disney Co. 0.09% due 7/31/2014[4]	3,800	3,799
National Rural Utilities Cooperative Finance Corp. 0.09% due 6/6/2014	1,700	1,700
Emerson Electric Co. 0.09% due 7/11/2014[4]	1,100	1,100
Total short-term securities (cost: $302,439,000)		302,440
Total investment securities (cost: $1,318,764,000)		1,337,536
Other assets less liabilities		(352,362)
Net assets		$ 985,174

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $76,164,000 over the prior eleven-month period.

					Unrealized
					appreciation
				Notional	(depreciation)
Pay/receive				amount	at 5/31/2014
floating rate	Floating rate index	Fixed rate	Expiration date	(000)	(000)

Receive	3-month USD-LIBOR	1.039%	11/26/2017	$ 2,400	$ 5
Receive	3-month USD-LIBOR	1.314	5/20/2018	10,000	(14)
Receive	3-month USD-LIBOR	1.5125	7/22/2018	10,000	(72)
Receive	3-month USD-LIBOR	1.5775	8/6/2018	10,000	(93)
Receive	3-month USD-LIBOR	1.5625	8/9/2018	2,500	(22)
Receive	3-month USD-LIBOR	1.81	3/24/2019	10,000	(119)
Receive	3-month USD-LIBOR	1.775	3/28/2019	20,000	(203)
Receive	3-month USD-LIBOR	2.30769	4/10/2021	12,305	(181)
Receive	3-month USD-LIBOR	2.30773	4/10/2021	5,130	(75)
Receive	3-month USD-LIBOR	2.305226	4/10/2021	2,565	(37)
Receive	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(80)
Receive	3-month USD-LIBOR	2.636	5/16/2024	7,000	(40)
Receive	3-month USD-LIBOR	3.802	12/18/2043	2,000	(199)
Pay	3-month USD-LIBOR	3.525	3/28/2044	5,000	222
					$(908)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	A portion or all of the security purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $245,564,000, which represented 24.93% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,488,000, which represented ..25% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2014, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 19,901
Gross unrealized depreciation on investment securities	(1,141)
Net unrealized appreciation on investment securities	18,760
Cost of investment securities for federal income tax purposes	1,318,776

Key to abbreviation

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-042-0714O-S42139

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ Wesley K.-S. Phoa
Wesley K.-S. Phoa, President and Principal Executive Officer

Date: July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Wesley K.-S. Phoa
Wesley K.-S. Phoa, President and Principal Executive Officer

Date: July 29, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 29, 2014